Accrued liabilities (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accrued liabilities [Abstract]
Accrued Liabilities

Note 7 - Accrued liabilities

Accrued liabilities consist of the following:

Dollars in thousands	September 30, 2020	December 31, 2019
Accrued professional fees	$1,802	$1,695
Accrued sales tax	1,041	1,233
Accrued payroll and benefits	1,154	994
Accrued trade promotions	360	357
Accrued dividends	359	256
Accrued interest	359	109
Other	296	77
Total accrued liabilities	$5,371	$4,721

Accrued liabilities consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Accrued professional fees	$1,695	$-
Accrued sales tax	1,233	-
Accrued payroll and benefits	994	85
Accrued trade promotions	357	-
Accrued dividends	256	-
Accrued interest	109	-
Other	77	-
Total accrued liabilities	$4,721	$85